Commitments and Contingencies (Details) bbl / d in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) bbl / d
Chevron Canada Limited
Disclosure Of Commitments [Line Items]
Product transportation and processing	$ 1,292
Chevron Canada Limited | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 75
Trans Mountain Express Pipeline
Disclosure Of Commitments [Line Items]
Committed capacity | bbl / d	169
Increase in committed capacity | bbl / d	75
Commitments for pipeline, period of agreement	20 years
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
Interest payable included in service toll	$ 2,161
Term of commitment to joint venture	40 years
2025
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing	$ 2,249
North West Redwater Partnership service toll	141
Other	124
2025 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	88
2025 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	43
2026
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing	2,245
North West Redwater Partnership service toll	121
Other	111
2026 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2026 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	29
2027
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing	2,097
North West Redwater Partnership service toll	103
Other	21
2027 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2027 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	29
2028
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing	1,983
North West Redwater Partnership service toll	104
Other	22
2028 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2028 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	28
2029
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing	1,882
North West Redwater Partnership service toll	104
Other	21
2029 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2029 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	27
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation, purchases and processing	19,310
North West Redwater Partnership service toll	4,203
Other	247
Thereafter | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
Thereafter | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 216
Thereafter | Trans Mountain Express Pipeline
Disclosure Of Commitments [Line Items]
Commitments for oil and gas transportation, period of agreement	20 years